Other Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Sep. 30, 2021 USD ($) tax_lease	Dec. 31, 2003 tax_lease	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Number of tax leases			6
Number of tax leases terminated		6
Number of tax leases remaining		6
Liability for UK tax leases | $		$ 71,432		$ 0
Revolving Credit Facility | LIBOR
Loss Contingencies [Line Items]
Debt instrument, basis spread on variable rate (in percentage)	4.50%
New Fortress Energy (NFE) | Revolving Credit Facility
Loss Contingencies [Line Items]
Number of common units pledged as security (in shares) | shares	18,627,451